Divestitures (Details 2) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Discontinued Operations and Disposal Groups [Abstract]
Net revenue	$ 15	$ 403	$ 589
Pre-tax (loss) income from discontinued operations	(13)	56	98
Pre-tax separation (charge) income included within discontinued operations (See Note 2)	0	(1)	8
Pre-tax (loss) gain on sale of discontinued operations	(27)	1,160	0
Income tax expense	(26)	(174)	(16)
(Loss) income from discontinued operations, net of income taxes	$ (66)	$ 1,041	$ 90